Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of earnings per share

	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Profit for the year attributable to equity holders of the Company	83,093	43,450	19,991

	2022	2021	2020
Weighted average number of shares outstanding	56,272,036	55,220,298	53,423,575

	2022	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Earnings per share - basic (£)	1.48	0.79	0.37
(1) Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).

	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Profit for the year attributable to equity holders of the Company	83,093	43,450	19,991

	2022	2021	2020
Weighted average number of shares outstanding	56,272,036	55,220,298	53,423,575
Diluted by: options in issue and contingent shares	1,746,164	1,830,315	2,641,505
Weighted average number of shares outstanding (diluted)	58,018,200	57,050,613	56,065,080

	2022	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Earnings per share - diluted (£)	1.43	0.76	0.36
(1) Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).